UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02151

Bancroft Fund Ltd.
(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Jane D. O’Keeffe

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: July 1, 2016 – June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2016 TO JUNE 30, 2017

ProxyEdge Meeting Date Range: 07/01/2016 - 06/30/2017 Bancroft Fund Ltd.	Report Date: 07/01/2017 1

Investment Company Report
OCLARO, INC.
Security	67555N206		Meeting Type		Annual
Ticker Symbol	OCLR		Meeting Date		18-Nov-2016
ISIN	US67555N2062		Agenda		934487869 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	KENDALL COWAN		For	For
2	JOEL A. SMITH III		For	For
2.	TO APPROVE AN AMENDMENT TO THE FIFTH AMENDED AND RESTATED 2001 LONG-TERM STOCK INCENTIVE PLAN.	Management	Against	Against
3.	TO APPROVE THE ADVISORY RESOLUTION APPROVING THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Management	For	For
4.	TO RATIFY THE SELECTION OF GRANT THORNTON LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.	Management	For	For
CROWN CASTLE INTERNATIONAL CORP
Security	22822V101		Meeting Type		Annual
Ticker Symbol	CCI		Meeting Date		18-May-2017
ISIN	US22822V1017		Agenda		934571820 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	ELECTION OF DIRECTOR: P. ROBERT BARTOLO	Management	For	For
1B.	ELECTION OF DIRECTOR: JAY A. BROWN	Management	For	For
1C.	ELECTION OF DIRECTOR: CINDY CHRISTY	Management	For	For
1D.	ELECTION OF DIRECTOR: ARI Q. FITZGERALD	Management	For	For
1E.	ELECTION OF DIRECTOR: ROBERT E. GARRISON II	Management	For	For
1F.	ELECTION OF DIRECTOR: LEE W. HOGAN	Management	For	For
1G.	ELECTION OF DIRECTOR: EDWARD C. HUTCHESON, JR.	Management	For	For
1H.	ELECTION OF DIRECTOR: J. LANDIS MARTIN	Management	For	For
1I.	ELECTION OF DIRECTOR: ROBERT F. MCKENZIE	Management	For	For
1J.	ELECTION OF DIRECTOR: ANTHONY J. MELONE	Management	For	For
1K.	ELECTION OF DIRECTOR: W. BENJAMIN MORELAND	Management	For	For
2.	THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2017.	Management	For	For
3.	THE NON-BINDING, ADVISORY VOTE REGARDING THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Management	For	For
4.	A STOCKHOLDER PROPOSAL REGARDING PROXY ACCESS, IF PROPERLY PRESENTED.	Shareholder	Abstain	Against
GOODRICH PETROLEUM CORPORATION
Security	382410843		Meeting Type		Annual
Ticker Symbol	GDP		Meeting Date		23-May-2017
ISIN	US3824108431		Agenda		934600138 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	STEVEN J. PULLY		For	For
2	TIMOTHY D. LEULIETTE		For	For
2.	RATIFY THE SELECTION OF HEIN & ASSOCIATES, LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDED DECEMBER 31, 2017.	Management	For	For
3.	APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Management	For	For
4.	APPROVE, ON AN ADVISORY BASIS, THE FREQUENCY OF HOLDING FUTURE ADVISORY VOTES TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Management	1 Year	For
5.	APPROVE A SECOND AMENDMENT TO THE
GOODRICH PETROLEUM CORPORATION
MANAGEMENT INCENTIVE PLAN, AS AMENDED
FROM TIME TO TIME, TO INCREASE THE NUMBER
OF SHARES OF COMPANY COMMON STOCK
AUTHORIZED FOR ISSUANCE THEREUNDER.		Management	Against	Against
ENVISION HEALTHCARE CORPORATION
Security	29414D209		Meeting Type		Annual
Ticker Symbol	EVHCPR		Meeting Date		25-May-2017
ISIN	US29414D2099		Agenda		934582304 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	CAROL J. BURT		For	For
2	CHRISTOPHER A. HOLDEN		For	For
3	CYNTHIA S. MILLER		For	For
4	RONALD A. WILLIAMS		For	For
2.	APPROVAL, ON A NON-BINDING ADVISORY BASIS, OF ENVISION HEALTHCARE CORPORATION'S EXECUTIVE COMPENSATION.	Management	For	For
3.	APPROVAL, ON A NON-BINDING ADVISORY BASIS, OF THE FREQUENCY OF FUTURE ADVISORY VOTES APPROVING ENVISION HEALTHCARE CORPORATION'S EXECUTIVE COMPENSATION.	Management	1 Year	For
4.	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS ENVISION HEALTHCARE CORPORATION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2017.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Bancroft Fund Ltd.

By (Signature and Title)* /s/ Jane D. O’Keeffe _______

Jane D. O’Keeffe, Principal Executive Officer

Date 8/18/17

*Print the name and title of each signing officer under his or her signature.